                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2010
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Makena Capital Management, LLC
                 -------------------------------
   Address:      2755 Sand Hill Road
                 -------------------------------
                 Suite 200
                 -------------------------------
                 Menlo Park, CA 94025
                 -------------------------------

Form 13F File Number: 28-12255
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Susan B. Meaney
         -------------------------------
Title:   Managing Director
         -------------------------------
Phone:   650-926-1300
         -------------------------------

Signature, Place, and Date of Signing:

       /s/ Susan B. Meaney           Menlo Park, CA    August 11, 2010
   -----------------------------    ----------------   ---------------
           [Signature]                [City, State]        [Date]

Report Type (Check only one.):

/ / 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/X/ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number        Name

    28-05422                    Artisan Partners Limited Partnership
       ---------------          ---------------------------------------------
    28-05267                    Delaware Management Business Trust
       ---------------          ---------------------------------------------
    28-13068                    GLG Partners Inc.
       ---------------          ---------------------------------------------
    28-11599                    Grantham, Mayo, Van Otterloo & Co. LLC
       ---------------          ---------------------------------------------
    28-04557                    Wellington Management Company, LLP
       ---------------          ---------------------------------------------
    28-00165                    Wells Fargo & Co/MN
       ---------------          ---------------------------------------------
    28-05263                    Crosslink Capital, Inc.
       ---------------          ---------------------------------------------

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      Seven (7)
                                        --------------------

Form 13F Information Table Entry Total: Two (2)
                                        --------------------

Form 13F Information Table Value Total: $81,495
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

   No.     Form 13F File Number    Name

           28-                     Artisan Partners Limited Partnership
   ------     -----------------    --------------------------------------------
           28-                     Delaware Management Business Trust
   ------     -----------------    --------------------------------------------
           28-                     GLG Partners Inc.
   ------     -----------------    --------------------------------------------
           28-                     Grantham, Mayo, Van Otterloo & Co. LLC
   ------     -----------------    --------------------------------------------
           28-                     Wellington Management Company, LLP
   ------     -----------------    --------------------------------------------
           28-                     Wells Fargo & Co/MN
   ------     -----------------    --------------------------------------------
           28-                     Crosslink Capital, Inc.
   ------     -----------------    --------------------------------------------

                           FORM 13F INFORMATION TABLE

                                                                VALUE   SHARES/ SH/ PUT/ INVSTMT  OTHER       VOTING AUTHORITY
NAME OF ISSUER               TITLE OF CLASS       CUSIP       (X1000)   PRN AMT PRN CALL DISCREIN MANAGERS    SOLE SHARED NONE
ISHARES TR INDEX             MSCI EMERG MKT       464287234     48764   1306658 SH       SOLE              1306658
ISHARES MSCI EAFE INDEX FUND MAKENA IN MG INTL EQ 464287465     32731    703744 SH       SOLE               703744